SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Jan. 02, 2022
Cash flow statement [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE:
(a)    Adjustments to reconcile net earnings to cash flows from operating activities - other items:

	2021	2020

Deferred income taxes (note 19)	$(965)	$(7,724)
Unrealized net (gain) loss on foreign exchange and financial derivatives	(5,958)	8,439
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	8,012	(1,708)
Other non-current assets	2,246	1,530
Other non-current liabilities	2,653	4,154
	$5,988	$4,691

(b)    Variations in non-cash transactions:

	2021	2020

Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$4,641	$(13,751)
Proceeds on disposal of property, plant and equipment included in other current assets	—	(375)
Additions to right-of-use assets included in lease obligations	3,504	16,189
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	4,515	7,552
Deferred compensation credited to contributed surplus	(2,075)	—
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	943	336

(c)    Changes in non-cash working capital balances:

	2021	2020

Trade accounts receivable	$(135,103)	$125,150
Income taxes	12,577	(5,747)
Inventories	(33,744)	320,384
Prepaid expenses, deposits and other current assets	(18,964)	18,199
Accounts payable and accrued liabilities	78,495	(62,476)
	$(96,739)	$395,510